PAX WORLD GROWTH FUND
                                                              SEMI-ANNUAL REPORT

                                ----------------
                                      PAX
                                     WORLD
                                     GROWTH
                                      FUND
                                     [Logo]
                                ----------------

                                  SEMI-ANNUAL
                                     REPORT
                                 June 30, 1999

--------------------------------------------------------------------------------

 PAX WORLD GROWTH FUND
A LOW-LOAD DIVERSIFIED GROWTH FUND

INVESTMENT ADVISER--
Pax World Management Corp.
222 State Street
Portsmouth, NH 03801-3853

TRANSFER AND DIVIDEND DISBURSING AGENT--
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899-8950

GENERAL COUNSEL--
Bresler Goodman & Unterman, LLP
521 Fifth Avenue
New York, NY 10175

INDEPENDENT AUDITORS--
Pannell Kerr Forster PC
125 Summer Street
Boston, MA 02110-2326

--------------------------------------------------------------------------------

                                 -------------
                                      PAX
                                     WORLD
                                      FUND
                                     FAMILY
                                     [Logo]
                                 -------------

                                222 State Street
                           Portsmouth, NH 03801-3853
                                WWW.PAXFUND.COM

                   For General Fund Information, please call:
                                 1-800-767-1729

               For Shareholder Account Information, please call:
                                 1-800-372-7827

                       For Broker Services, please call:
                                 1-800-635-1404

                 All Account Inquiries should be addressed to:
                             Pax World Fund Family
                                 P.O. Box 8930
                              Wilmington, DE 19899




                                [Recycling Logo]
                      Printed in the USA on recycled paper

Dear Pax World Growth Fund Shareholders:

     The first half of 1999 saw reasonably good results and a nice increase in our asset base. As of June 30, 1999, our shareholders had slightly less than sixteen million dollars under management by the Pax World Growth Fund and our year-to-date performance was a positive 7.91% (5.17% after deducting the 2.5% front-end load) versus the S&P 400 MidCap return of 6.22%.

     In the months ahead, we will continue to seek out quality companies that have solid earnings viability and superior long-term prospects. At the same time, we expect to find some new investment opportunities in companies that are currently out of favor, including international companies, technology stocks and Internet-related issues.

     Over the past six months the Fund has seen an increase in the level of its social activity. Anita Green, our Director of Social Research, has been an active member of several groups that are working to broaden the impact of socially responsible investing. To cite one example, the Pax World Fund Family signed on with the Corporate Sunshine Group which lobbies for improved corporate environmental reporting. Our participation in corporate dialogue is also expected to increase, in keeping with the overall research activities of the Pax World Fund Family.

     The managers of the Pax World Growth Fund are ever mindful of the Fund's socially responsible roots and will continue to follow and improve upon our original guidelines.

     Respectfully,






         /s/Laurence A. Shadek              /s/Thomas W. Grant
         ---------------------              ------------------
         Laurence A. Shadek                 Thomas W. Grant
         Chairman                           President


July 30, 1999

ASSET ALLOCATION, JUNE 30, 1999

(PIE CHART)

U.S. Common Stocks - 68%
Cash & Equivalents - 22%
Foreign Common Stocks - 10%



SECURITY DIVERSIFICATION, JUNE 30, 1999

(PIE  CHART)

Technology - 23%
Consumer - 19%
Money Markets - 15%
Telecommunications  -  12%
Health  Care  -  11%
Financial  -  7%
Energy  - 4%
Industrial/Commercial - 2%



PORTFOLIO HIGHLIGHTS
SIX MONTHS ENDED 6/30/99

KEY STATISTICS

Change in NAV ($11.13
to $12.01).....................$0.88

12 Month Total Return*
(6/30/98 - 6/30/99)...........12.66%

6 Month Total Return*
(12/31/98 - 6/30/99)...........5.17%

Net Increase in Net Assets
Resulting from
Operations................$1,090,623

Total Net Assets.........$15,779,944

*Figures for the Pax World Growth Fund include the effects of the maximum 2.5% sales charge.

TEN LARGEST STOCK HOLDINGS

                          PERCENT OF
COMPANY                   NET ASSETS

America Online Inc..............4.6%
Nextel Communications
 Inc............................3.8%
Readers Digest
 Association Inc................3.8%
Sprint Corp. (PCS Group)........3.6%
Sanmina Corp....................3.6%
AVT Corp. ......................3.6%
Telefonos de Mexico
 "L"ADS.........................3.6%
GM Hughes Electronics ..........3.6%
MediaOne Group Inc..............3.5%
Symbol Technologies Inc.........3.5%

Total..........................37.2%

ANNUAL MEETING OF SHAREHOLDERS

     An Annual Meeting of the Shareholders of the Fund was held at 9:45 a.m. on Thursday, June 10, 1999 at the State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110. The matters voted upon and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter, are as follows:

     (A) to elect a Board of six Directors, each to hold office until the next Annual Meeting of the Shareholders of the Fund or until a successor shall have been chosen and shall have qualified:

Carl H. Doerge, Jr.
   For:                          670,226.882
   Against:                       14,089.905
   Abstain:                            0.000
   Broker Non-Votes:                   0.000

Thomas W. Grant
   For:                          670,418.959
   Against:                       13,897.828
   Abstain:                            0.000
   Broker Non-Votes:                   0.000

John L.  Kidde
   For:                          666,226.651
   Against:                       18,090.136
   Abstain:                            0.000
   Broker Non-Votes:                   0.000

Joy L. Liechty
   For:                          671,831.841
   Against:                       12,484.946
   Abstain:                            0.000
   Broker Non-Votes:                   0.000

Laurence A. Shadek
   For:                          669,476.114
   Against:                       14,840.673
   Abstain:                            0.000
   Broker Non-Votes:                   0.000

Nancy S. Taylor
   For:                          670,367.828
   Against:                       13,948.959
   Abstain:                            0.000
   Broker Non-Votes:                   0.000

(constituting all of the members of the Board of Directors of the Fund);

     (B) to ratify the selection by the Board of Directors of Pannell Kerr Forster PC as the independent public accountants of the Fund for the year ending December 31, 1999:

                   For:                          650,093.724
                   Against:                        2,977.030
                   Abstain:                       31,246.033
                   Broker Non-Votes:                   0.000

     (C) to transact such other business as may properly come before such annual meeting or any adjournment thereof:

                   For:                          605,002.492
                   Against:                        7,609.489
                   Abstain:                       71,704.806
                   Broker Non-Votes:                   0.000

                           PAX WORLD GROWTH FUND, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1999

                                                           NUMBER OF                          PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                            SHARES             VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------
             COMMON STOCKS

BIO-TECHNOLOGY
   Amgen, Inc........................................         7,500        $     456,562
   BioChem Pharmaceuticals, Inc......................        10,000              187,500
                                                                           -------------
                                                                                 644,062        4.1%
                                                                           -------------

CONSUMER PRODUCTS AND SERVICES
   Crestline Capital Corp............................         15,000             252,187
   Host Marriott Corp................................         25,000             296,875
   Koninklijke Philips Electronics, NV...............          4,600             464,025
   MediaOne Group, Inc...............................          7,500             557,813
   Reader's Digest Association, Inc..................         15,000             596,250
   Suiza Foods Corp..................................         10,000             418,750
   Sylvan Learning Systems, Inc......................         15,000             407,812
                                                                           -------------
                                                                               2,993,712       19.0
                                                                           -------------

DATA/NETWORK PRODUCTS AND SERVICES
   America Online, Inc...............................          6,500             720,038
   AVT Corp..........................................         15,000             568,125
   Juniper Networks, Inc.............................            500              74,500
   Network Associates, Inc...........................         10,000             146,875
   Newbridge Networks Corp...........................         10,000             287,500
                                                                           -------------
                                                                               1,797,038       11.4
                                                                           -------------

ELECTRONIC SYSTEMS AND SERVICES
   Robotic Vision Systems, Inc.......................         25,000              93,750
   Sanmina Corp......................................          7,500             569,062
   Symbol Technologies, Inc..........................         15,000             553,125
                                                                           -------------
                                                                               1,215,937        7.7
                                                                           -------------

ENERGY
   Baker Hughes, Inc.................................         15,000             502,500
   EEX Corp..........................................         10,000              69,375
                                                                          --------------
                                                                                 571,875        3.6
                                                                           -------------

FINANCIAL
   H&R Block, Inc....................................        10,000              500,000
   Unum Corp.........................................        10,000              547,500
                                                                           -------------
                                                                               1,047,500        6.6
                                                                           -------------

PAX WORLD GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED


                                                           NUMBER OF                          PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                            SHARES             VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------
     COMMON STOCKS, continued

HEALTH CARE
   Sunrise Assisted Living, Inc......................        15,000         $    523,125        3.3%
                                                                            ------------

INDUSTRIAL - COMMERCIAL
   Airborne Freight..................................        15,000              415,313        2.6
                                                                           -------------

MEDICAL DEVICES/PHARMACEUTICALS
   INCYTE Pharmaceuticals, Inc.......................         10,000             264,375
   Steris Corp.......................................         15,000             290,625
                                                                           -------------
                                                                                 555,000        3.5
                                                                           -------------

SATELLITE SYSTEMS
   GM Hughes Electronics.............................        10,000              562,500        3.6
                                                                           -------------

TELECOMMUNICATIONS
   Nextel Communications, Inc........................        12,000              602,250
   Qwest Communications International, Inc..........          7,500              247,969
   Sprint Corp. (PCS Group)..........................        10,000              571,250
   Telefonos de Mexico "L" ADS ......................         7,000              565,688
                                                                           -------------
                                                                               1,987,157       12.6
                                                                           -------------     -------

     TOTAL COMMON STOCKS                                                      12,313,219       78.0
                                                                            ------------     -------

           MONEY MARKET SHARES

Pax World Money Market Fund..........................     2,384,479            2,384,479       15.1
                                                                            ------------      ------

     TOTAL INVESTMENTS...............................                         14,697,698       93.1

Cash, receivables and deferred costs less
   liabilities.......................................                          1,082,246        6.9
                                                                           -------------     -------

     NET ASSETS......................................                        $15,779,944      100.0%
                                                                           -------------     -------


SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  June 30, 1999

                                     ASSETS

Investments, at value - note A
     Common stocks (cost - $10,396,917).................................................         $12,313,219
     Pax World Money Market Fund (cost - $2,384,479)....................................           2,384,479
                                                                                                 -----------
                                                                                                  14,697,698

Cash....................................................................................           1,519,074

Receivables
     Dividends and interest.............................................................              22,196
     Reimbursement of expenses from Adviser.............................................              28,432

Organization costs - note A.............................................................               3,000
Deferred offering costs - note A........................................................              25,288
Deferred registration fees - note A ....................................................              12,907
                                                                                                 -----------

         Total assets...................................................................          16,308,595
                                                                                                 -----------

                                   LIABILITIES

Payables
     Investment securities purchased....................................................             487,045
     Organization costs, deferred offering costs and deferred registration fees
         payable to Adviser - note A....................................................              41,195

Accrued expenses........................................................................                 411
                                                                                                 -----------

         Total liabilities..............................................................             528,651
                                                                                                 -----------

              Net assets (equivalent to $12.01 per share based on
                  1,314,309 shares of capital stock outstanding) - note E...............         $15,779,944
                                                                                                 -----------

              Net asset value and redemption price per share
                  ($15,779,944 / 1,314,309 shares outstanding)..........................            $12.01
                                                                                                    ------

              Offering price per share..................................................            $12.32
                                                                                                    ------

SEE NOTES TO FINANCIAL STATEMENTS.


                           PAX WORLD GROWTH FUND, INC.
                       STATEMENT OF OPERATIONS (UNAUDITED)
                         Six Months Ended June 30, 1999

Investment income
     Income - note A
         Dividends
              Pax World Money Market Fund..............................     $    34,692
              Other Investments........................................          36,410
                                                                            ------------

                  Total income.........................................                          $    71,102

     Expenses
         Investment advisory fee - note B..............................          65,332
         Distribution expenses - note D ...............................          42,786
         Transfer agent fee............................................          36,996
         Registration fees - note A....................................          29,077
         Legal fees and related expenses - note B......................          28,665
         Audit fees....................................................          25,733
         Custodian fees - note F.......................................          22,781
         Printing and postage..........................................          14,803
         Directors' fees and expenses - note B.........................           9,324
         Amortization of organizational costs, deferred offering
              costs and deferred registration fees - note A............           6,866
         Other.........................................................           4,588
                                                                            -----------

              Total expenses...........................................         286,951

              Less: Fees paid indirectly - note F......................          (4,796)
                     Expenses assumed by Adviser - notes B
                        and G..........................................        (178,458)
                                                                            -----------

                    Net expenses.......................................                              103,697
                                                                                                 -----------

              Investment (loss), net...................................                              (32,595)
                                                                                                 -----------

Realized and unrealized gain on investments - note C
     Net realized gain on investments..................................                              468,662
Unrealized appreciation of investments for the period .................                              654,556
                                                                                                 -----------

              Net gain on investments..................................                            1,123,218
                                                                                                 -----------

              Net increase in net assets resulting from operations.....                          $ 1,090,623
                                                                                                 -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              Six Months          Year Ended
                                                                 Ended           December 31,
                                                             June 30, 1999           1998
                                                             -------------           ----
                                                              (Unaudited)
Increase in net assets
     Operations
         Investment (loss), net ....................         $    (32,595)      $    (49,159)
         Net realized gain on investments ..........              468,662                192
         Change in unrealized appreciation
              of investments for the period ........              654,556          1,481,290
                                                             ------------       ------------
              Net increase in net assets
                  resulting from operations ........            1,090,623          1,432,323
     Capital share transactions - note E ...........            2,317,230          6,334,540
                                                             ------------       ------------
              Net increase in net assets ...........            3,407,853          7,766,863

Net assets
     Beginning of period ...........................           12,372,091          4,605,228
                                                             ------------       ------------
     End of period (including accumulated
         investment loss, net: $88,067 and
         $55,472, respectively) ....................         $ 15,779,944       $ 12,372,091
                                                             ------------       ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  June 30, 1999

NOTE A - ORGANIZATION  AND SUMMARY OF SIGNIFICANT ACCOUNTING  POLICIES

ORGANIZATION

     Pax World Growth Fund, Inc. ("Fund"), incorporated in Delaware on March 12, 1997, is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on June 9, 1997 with the issuance of 10,000 shares of capital stock to Pax World Management Corp., the Fund's Adviser ("Adviser"). Investment operations commenced July 9, 1997.
     The Fund's policy is to invest in securities of companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. Its investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

VALUATION OF INVESTMENTS

     Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system are valued using quotations obtained from the market maker where the security is traded most extensively. Shares in money market funds are valued at $1 per share.

INVESTMENT TRANSACTIONS

     Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses are determined on the identified cost basis, which is also used for Federal income tax purposes.

INVESTMENT INCOME

     Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

ORGANIZATION COSTS

     Costs incurred in connection with the organization of the Fund ($5,000) were paid by the Adviser. These costs were capitalized and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. The costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $500 for the six months ended June 30, 1999, is included on the statement of operations. Reference is made to note G.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

DEFERRED OFFERING COSTS

     Costs incurred in connection with the initial offering of the Fund's shares ($42,148) were paid by the Adviser. These costs were capitalized by the Fund and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. These costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $4,215 for the six months ended June 30, 1999, is included on the statement of operations. Reference is made to note G.

DEFERRED REGISTRATION FEES

     Initial state registration fees were paid by the Adviser. The portion of the fees incurred for the initial registration of the Fund with the 50 states and the Commonwealth of Puerto Rico ($21,511), as distinguished from the portion which represents the recurring, annual fee, was capitalized by the Fund and is being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. These costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $2,151 for the six months ended June 30, 1999, is included on the statement of operations. Reference is made to note G.
     All recurring, annual fees are included on the statement of operations.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by U.S. Government agencies and instrumentalities (other than the U.S. Treasury) in an amount at least equal to the purchase price of the underlying securities
(including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. The Fund has not experienced any such losses. There were no repurchase agreements outstanding at June 30, 1999.

FEDERAL INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders, if any, are recorded by the Fund on the ex-dividend dates. There were no distributions made in 1998 because (1) there was a net investment loss for 1998 and (2) the net capital gain for 1998 was $192.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average net assets of the Fund are equal to or in excess of $5,000,000, the annual investment Advisory fee will be 1% of its average daily net assets on the first $25,000,000 and 3/4% of its average daily net assets in excess of that amount. Two officers, who are also directors of the Fund, are also officers and directors of the Adviser and H.G. Wellington Capital
Management, a division of H.G. Wellington & Co., Inc. ("Sub-Adviser"). Another officer of the Fund, who is not a director of the Fund, is also an officer and director of the Adviser. Two other officers of the Fund, who are not directors of the Fund, are also officers of the Adviser.
     The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of 1.5% of the average daily net asset value of the Fund per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser was required to supply and assume a total of $143,015 and $286,966, respectively, for such services for the six months ended June 30, 1999 and the year ended December 31, 1998. Additionally, the Adviser assumed, on a voluntary basis, expenses of $35,443 and $41,381, respectively, for the six months ended June 30, 1999 and the year ended December 31, 1998. Reference is made to note G.
     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. The Sub-Adviser is compensated by the Adviser without reimbursement from the Fund.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

     All Directors are paid by the Fund for attendance at directors' meetings. During the six months ended June 30, 1999, the Fund incurred legal fees and related expenses of $28,665 with Bresler Goodman & Unterman, LLP, general counsel for the Fund. Mr. Lee Unterman, a partner with that firm, is Secretary of the Fund.
     All of the Adviser's capital stock is currently owned by four siblings whose family has an ownership interest in the Sub-Adviser, which is a division of the brokerage firm which the Fund utilizes to execute security transactions. Brokerage commissions paid to this firm during the six months ended June 30, 1999 and the year ended December 31, 1998 totaled $9,367 and $20,799, respectively (30.8% and 31.1% of total commissions for the respective periods).
     At the June 11, 1998 Annual Meeting, shareholders approved changes to the Fund's investment policies to permit the Fund to invest in the Pax World Money Market Fund, which is also managed by the Adviser.

NOTE C - INVESTMENT  TRANSACTIONS

     Purchases and proceeds from sales of investments, excluding short-term investments, aggregated $6,921,066 and $5,891,591, respectively, for the six months ended June 30, 1999. There were no U.S. Government agency bonds purchased or sold during the period.
     Net realized gain or loss on sales of investments is determined on the basis of identified cost. If determined on an average cost basis, the net realized gain for the six months ended June 30, 1999, would have been approximately the same.
     For Federal income tax purposes, the identified cost of investments owned at June 30, 1999 was $12,781,396. Gross unrealized appreciation and depreciation of investments aggregated $2,786,186 and $869,884, respectively, at June 30, 1999, resulting in net unrealized appreciation of $1,916,302.

NOTE D - DISTRIBUTION EXPENSES

     The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or
(b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties would be discontinued at that time.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

NOTE E - CAPITAL AND RELATED  TRANSACTIONS

     Transactions in capital stock were as follows:


                                               Six Months Ended                    Year Ended
                                                 June 30, 1999                  December 31, 1998
                                                 -------------                  -----------------
                                            Shares         Dollars            Shares          Dollars
                                            ----------------------            -----------------------
                                                  (Unaudited)

Shares sold.........................        290,079      $ 3,313,509          772,823      $  7,699,550

Shares redeemed.....................        (87,541)        (996,279)        (137,836)       (1,365,010)
                                          ---------      -----------        ---------      ------------

Net increase .......................        202,538      $ 2,317,230          634,987      $  6,334,540
                                           --------      -----------        ---------      ------------

      The components of net assets at June 30, 1999 (unaudited), are as follows:
         Paid-in capital (25,000,000 shares of $1 par value authorized).................        $13,482,810
         Accumulated net investment (loss)..............................................            (88,067)
         Undistributed capital gains....................................................            468,899
         Net unrealized appreciation of investments.....................................          1,916,302
                                                                                                -----------

                  Net assets............................................................        $15,779,944
                                                                                                -----------

NOTE F - CUSTODIAN BANK AND CUSTODIAN FEES

     State Street Bank and Trust Company is the custodian bank for the Fund's assets. The custodian fees charged by the bank are reduced, pursuant to an expense offset arrangement, by an earnings credit which is based upon the average cash balances maintained at the bank. If the Fund did not have such an offset arrangement, it could have invested the amount of the offset in an income-producing asset.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

NOTE G - EXPENSES ASSUMED BY ADVISER

     The Adviser has assumed certain expenses incurred by the Fund, some in accordance with the Advisory Agreement (note B) and others on a voluntary basis, as follows:

     Expenses assumed by the Adviser in accordance with the Advisory Agreement,
       including amortization of the organization costs for the period ($500).............     $143,015
     Expenses assumed by the Adviser on a voluntary basis
       Recurring registration fees........................................................       29,077
       Amortization of deferred offering costs............................................        4,215
       Amortization of deferred registration fees.........................................        2,151
                                                                                               --------
       Total expenses assumed by Adviser..................................................     $178,458
                                                                                               --------

     The expenses assumed on a voluntary basis had the effect of reducing the ratio of net expenses (after subtracting the expenses assumed by the Adviser in accordance with the Advisory Agreement) to average net assets from 2.02% to 1.50% for the six months ended June 30, 1999. (The ratio of total expenses to average net assets which is required disclosure in the financial highlights is based upon total expenses for the year after subtracting the expenses assumed by the Adviser but before the reduction of custodian fees for the income earned pursuant to an expense offset arrangement. This ratio is 1.57% for the six months ended June 30, 1999.)
     Reference is made to notes A and B.

NOTE H - YEAR 2000 (Unaudited)

     State Street Bank and Trust Company (the custodian), PFPC Inc. (the transfer agent) and the Adviser all currently use a wide variety of computer programs and devices which represent the calendar year portion of dates by their last two digits. These programs and devices are critical to the Fund's operations. Calculations performed with these truncated date fields may not work properly with dates from 2000 and beyond.
     These entities are in the process of executing detailed plans to modify or replace significant applications as necessary to ensure Year 2000 compliance. All necessary systems modifications and testing are expected to be completed by fall 1999. The Fund does not expect to incur any costs relating to the year 2000 conversion.

               PAX WORLD GROWTH FUND, INC. - FINANCIAL HIGHLIGHTS

The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING).

                                                                                       Period June 9, 1997
                                                                                      (The Date Operations
                                           Six Months Ended          Year Ended           Commenced) to
                                             June 30, 1999        December 31, 1998     December 31, 1997
                                            --------------        -----------------     ------------------
                                              (Unaudited)

   Net asset value, beginning
       of period........................         $11.13                $ 9.66                 $10.00
                                                 ------                ------                 ------

    Gain (loss) from investment
     operations
      Investment (loss), net............          (.02)                 (.04)                  (.01)
      Realized and unrealized gain
       (loss) on investments, net.......           .90                   1.51                  (.33)
                                                 -----                   ----                  ----
      Gain (loss) from investment
       operations.......................            .88                  1.47                  (.34)
                                                  -----                  ----                  ----

   Net asset value, end of period.......         $12.01                $11.13                 $ 9.66
                                                 ------                ------                 ------

2.  TOTAL RETURN .......................          7.91%                15.22%                (3.40)%

3.  RATIOS AND SUPPLEMENTAL DATA

    Ratio of total expenses to average
     net assets (A)(B)..................          1.57%                 1.62%                  1.49%

    Ratio of investment (loss), net, to
     average net assets (A).............         (.47)%                (.61)%                 (.56)%

    Portfolio turnover rate.............         56.81%                96.72%                 50.79%

    Net assets, end of period ('000s)...        $15,780               $12,372               $  4,605

    Number of capital shares
     outstanding, end of period ('000s)           1,314                 1,112                    477


(A) These ratios have been annualized for the six months ended June 30, 1999 and the period ended December 31, 1997.
(B)  Total expenses, net of expenses assumed by the Adviser.